DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers FTSE Developed ex US Multifactor ETF

May 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Australia - 7.4%
Adbri Ltd.	4,894	$12,577
AGL Energy Ltd.	5,415	34,035
ALS Ltd.	4,585	43,937
Altium Ltd.	408	8,928
Alumina Ltd.	33,093	43,931
Ampol Ltd.	364	8,044
Ansell Ltd.	7,827	250,216
APA Group(a)	6,053	43,245
Aristocrat Leisure Ltd.	3,438	109,242
ASX Ltd.	844	49,820
Aurizon Holdings Ltd.	34,264	96,010
AusNet Services Ltd.	14,882	20,217
Australia & New Zealand Banking Group Ltd.	927	20,601
Bank of Queensland Ltd.	2,089	14,472
Beach Energy Ltd.	7,561	7,433
Bendigo & Adelaide Bank Ltd.	3,503	28,064
BHP Group Ltd.	1,930	71,484
BHP Group PLC	4,667	140,843
BlueScope Steel Ltd.	5,154	84,696
Boral Ltd.*	3,378	17,806
Brambles Ltd.	12,502	104,707
carsales.com Ltd.	5,471	81,690
Charter Hall Group REIT	18,952	210,072
Cleanaway Waste Management Ltd.	12,554	26,820
Coles Group Ltd.	2,586	33,168
Commonwealth Bank of Australia	397	30,644
Computershare Ltd.	17,634	214,435
Crown Resorts Ltd.*	3,341	33,309
CSL Ltd.	66	14,826
CSR Ltd.	15,929	70,527
Deterra Royalties Ltd.	8,892	28,908
Dexus REIT	12,837	103,637
Domino’s Pizza Enterprises Ltd.	737	62,923
Downer EDI Ltd.	7,353	31,702
Evolution Mining Ltd.	4,253	17,810
Fortescue Metals Group Ltd.	1,752	30,418
Goodman Group REIT	16,442	247,284
GPT Group REIT	2,204	7,848
Harvey Norman Holdings Ltd.	39,388	162,198
IDP Education Ltd.	358	6,235
IGO Ltd.	2,372	13,954
Iluka Resources Ltd.	21,060	125,848
Incitec Pivot Ltd.	13,441	23,721
Insurance Australia Group Ltd.	6,241	24,251
JB Hi-Fi Ltd.	6,958	261,483
Macquarie Group Ltd.	878	103,254
Magellan Financial Group Ltd.	1,444	53,517
Medibank Pvt Ltd.	48,003	116,301
Mineral Resources Ltd.	3,416	119,992
Mirvac Group REIT	39,374	85,032
National Australia Bank Ltd.	752	15,687
Newcrest Mining Ltd.	2,108	46,210
Oil Search Ltd.	3,087	8,698
Orica Ltd.	1,545	16,216
Origin Energy Ltd.	5,002	15,371
Orora Ltd.	19,557	47,836
OZ Minerals Ltd.	7,021	137,441
Perpetual Ltd.	1,073	31,329
Platinum Asset Management Ltd.	3,898	13,940
Qube Holdings Ltd.	12,812	29,850
Ramsay Health Care Ltd.	318	15,630
REA Group Ltd.	636	80,569
Reece Ltd.	2,931	46,464
Rio Tinto Ltd.	2,581	247,191
Santos Ltd.	3,140	16,455
SEEK Ltd.	4,164	98,499
Seven Group Holdings Ltd.(b)	1,060	16,443
Shopping Centres Australasia Property Group REIT	14,322	27,604
Sonic Healthcare Ltd.	8,249	222,139
South32 Ltd.	41,114	94,836
Star Entertainment Group Ltd.*	1,824	5,704
Stockland REIT	9,590	34,666
Suncorp Group Ltd.	7,456	64,177
Tabcorp Holdings Ltd.	8,932	35,330
Telstra Corp. Ltd.	10,529	28,688
Transurban Group(a)	2,529	27,171
Treasury Wine Estates Ltd.	1,184	10,668
Washington H Soul Pattinson & Co. Ltd.(b)	4,261	97,496
Wesfarmers Ltd.	4,469	191,607
Westpac Banking Corp.	1,326	27,117
Woodside Petroleum Ltd.	825	13,928
Woolworths Group Ltd.	865	27,867
Worley Ltd.	660	5,395

(Cost $4,008,340)		5,350,337

Austria - 0.4%
ANDRITZ AG	1,676	96,639
Raiffeisen Bank International AG	400	9,522
Telekom Austria AG*	3,903	34,215
Verbund AG	357	32,736
voestalpine AG	1,891	85,453

(Cost $168,588)		258,565

Belgium - 1.1%
Ackermans & van Haaren NV	103	16,636
Ageas SA/NV	1,333	87,194
Elia Group SA/NV	169	18,101
Etablissements Franz Colruyt NV	639	38,892
Groupe Bruxelles Lambert SA	440	49,912
KBC Group NV	109	8,913

Proximus SADP	2,290	46,492
Sofina SA	613	254,675
Solvay SA	121	16,333
Telenet Group Holding NV	825	32,036
UCB SA	354	33,119
Umicore SA	857	51,416
Warehouses De Pauw CVA REIT	3,206	122,298

(Cost $607,177)		776,017

Cambodia - 0.0%
NagaCorp Ltd.
(Cost $15,868)	12,155	12,544

Canada - 4.9%
Agnico Eagle Mines Ltd.	672	47,565
Alimentation Couche-Tard, Inc., Class B	2,255	81,326
Bank of Montreal	261	27,262
Bank of Nova Scotia	797	53,575
Barrick Gold Corp.	1,276	30,250
BCE, Inc.	482	23,867
Brookfield Asset Management, Inc., Class A	523	25,983
Canadian Imperial Bank of Commerce	334	38,902
Canadian National Railway Co.	465	51,769
Canadian Natural Resources Ltd.	641	22,476
Canadian Pacific Railway Ltd.	1,685	135,375
Canadian Tire Corp. Ltd., Class A	2,767	468,061
Canadian Utilities Ltd., Class A	1,524	44,190
CGI, Inc.*	1,536	136,449
Constellation Software, Inc.	71	100,893
Dollarama, Inc.	949	41,240
Enbridge, Inc.	947	35,980
Fairfax Financial Holdings Ltd.	308	143,749
Fortis, Inc.	1,850	83,948
Franco-Nevada Corp.	306	45,187
George Weston Ltd.	798	77,772
Great-West Lifeco, Inc.	1,184	36,664
Hydro One Ltd., 144A	3,904	99,175
IGM Financial, Inc.	3,154	116,151
Intact Financial Corp.	1,173	158,497
Loblaw Cos. Ltd.	1,264	77,183
Magna International, Inc.	1,958	193,093
Manulife Financial Corp.	4,426	92,579
Metro, Inc.	1,281	61,415
National Bank of Canada	1,342	105,540
Nutrien Ltd.	1,379	84,879
Power Corp. of Canada	4,329	141,003
Restaurant Brands International, Inc.	330	22,751
Rogers Communications, Inc., Class B	1,596	81,643
Royal Bank of Canada	204	20,974
Saputo, Inc.	485	16,560
Shaw Communications, Inc., Class B	5,786	171,506
Sun Life Financial, Inc.(b)	2,997	160,455
TC Energy Corp.	1,402	70,698
TELUS Corp.	1,543	34,612
Thomson Reuters Corp.	390	37,699
Toronto-Dominion Bank	95	6,834
Wheaton Precious Metals Corp.	609	28,870

(Cost $2,640,409)		3,534,600

Chile - 0.1%
Antofagasta PLC
(Cost $32,373)	2,303	50,563

China - 0.3%
Lenovo Group Ltd.	88,159	105,637
Minth Group Ltd.	2,545	10,854
Tingyi Cayman Islands Holding Corp.	11,933	22,663
Uni-President China Holdings Ltd.	14,216	15,367
Want Want China Holdings Ltd.	81,314	60,451

(Cost $175,689)		214,972

Cyprus - 0.2%
Polymetal International PLC
(Cost $86,077)	5,139	123,931

Czech Republic - 0.0%
Avast PLC, 144A
(Cost $2,645)	721	4,827

Denmark - 2.0%
A.P. Moller - Maersk A/S, Class A	28	74,109
A.P. Moller - Maersk A/S, Class B	26	71,935
Carlsberg A/S, Class B	936	171,722
Chr Hansen Holding A/S	229	20,570
Coloplast A/S, Class B	213	33,636
Demant A/S*	849	46,561
DSV PANALPINA A/S	868	210,117
Genmab A/S*	281	113,778
GN Store Nord AS	1,700	144,486
H Lundbeck A/S	275	8,682
Novo Nordisk A/S, Class B	406	32,124
Novozymes A/S, Class B	1,815	132,419
Orsted AS, 144A	154	23,362
Pandora A/S	345	46,711
ROCKWOOL International A/S, Class B	149	74,145
SimCorp A/S	819	111,265
Tryg A/S	3,547	83,559
Vestas Wind Systems A/S	2,155	83,891

(Cost $965,564)		1,483,072

Finland - 2.1%
Elisa OYJ	951	56,114
Fortum OYJ(b)	4,892	139,422
Huhtamaki OYJ	2,183	102,491
Kesko OYJ, Class B	17,994	621,951
Kojamo OYJ	1,313	30,068
Kone OYJ, Class B	1,331	107,633
Neste OYJ	408	26,887
Nokian Renkaat OYJ	4,870	192,920
Nordea Bank Abp	1,598	17,094

Orion OYJ, Class B	1,022	43,984
Sampo OYJ, Class A	189	8,804
Stora Enso OYJ, Class R	2,505	43,843
UPM-Kymmene OYJ	2,605	99,245
Wartsila OYJ Abp	4,511	60,945

(Cost $1,168,522)		1,551,401

France - 3.8%
Air Liquide SA	289	49,143
Alstom SA*	599	33,682
Amundi SA, 144A	247	21,955
Arkema SA(b)	648	85,368
Atos SE	609	40,834
AXA SA	427	11,788
BioMerieux	242	27,819
Bollore SA	9,865	51,527
Bouygues SA	1,090	44,485
Bureau Veritas SA*	1,182	36,375
Capgemini SE(b)	673	125,607
Carrefour SA(b)	4,304	87,985
Cie de Saint-Gobain*	1,545	103,555
Cie Generale des Etablissements Michelin SCA	1,712	263,322
Cie Plastic Omnium SA	243	8,331
Credit Agricole SA(b)	450	6,713
Danone SA	386	27,514
Dassault Aviation SA	12	15,068
Dassault Systemes SE	79	18,183
Edenred	713	38,767
Eiffage SA	403	44,513
Electricite de France SA	520	7,264
Engie SA(b)	3,255	48,354
EssilorLuxottica SA(b)	117	20,296
Eurazeo SE	159	14,201
Getlink SE	480	7,685
Hermes International	6	8,455
Iliad SA	158	26,253
Imerys SA	623	32,434
Ipsen SA	452	45,747
Kering SA(b)	16	14,639
Legrand SA	1,054	110,362
L’Oreal SA	13	5,854
Orange SA	5,582	71,047
Orpea SA*	109	13,660
Pernod Ricard SA	131	28,854
Publicis Groupe SA	4,862	329,921
Remy Cointreau SA	144	30,089
Renault SA*	566	23,414
Rexel SA*	1,240	25,296
Rubis SCA	405	19,584
Sanofi(b)	196	20,841
Sartorius Stedim Biotech	47	20,365
Schneider Electric SE	282	44,616
SCOR SE*	284	9,236
SEB SA	366	68,153
Sodexo SA*	202	19,560
Suez SA*	4,635	113,113
Technip Energies NV*	6,139	93,936
Teleperformance	341	131,164
Thales SA	154	15,790
Veolia Environnement SA	2,596	81,572
Vinci SA	218	24,767
Vivendi SE*	1,043	37,900
Wendel SE	390	54,454

(Cost $2,134,821)		2,761,410

Germany - 3.6%
1&1 Drillisch AG	325	10,371
adidas AG	79	28,817
Allianz SE	17	4,478
BASF SE	671	54,688
Bayerische Motoren Werke AG	556	58,938
Bechtle AG*	366	70,524
Beiersdorf AG	212	25,101
Brenntag SE	2,442	230,318
Carl Zeiss Meditec AG	192	35,611
Continental AG	431	63,710
Covestro AG, 144A	951	66,625
CTS Eventim AG & Co. KGaA*	268	18,409
Daimler AG	558	51,966
Delivery Hero SE, 144A*	33	4,539
Deutsche Boerse AG	51	8,337
Deutsche Lufthansa AG*(b)	760	9,922
Deutsche Post AG	2,176	148,455
Deutsche Telekom AG	1,111	23,084
Deutsche Wohnen SE	3,185	203,274
E.ON SE	2,137	25,833
Evonik Industries AG	1,652	59,080
Fielmann AG*	134	10,739
Fraport AG Frankfurt Airport Services Worldwide*(b)	163	11,579
Fresenius Medical Care AG & Co. KGaA	200	15,982
Fresenius SE & Co. KGaA	1,668	90,029
FUCHS PETROLUB SE	273	11,349
GEA Group AG	1,539	67,495
Hannover Rueck SE	121	21,170
HeidelbergCement AG	1,162	106,071
Hella GmbH & Co. KGaA*	182	12,573
Henkel AG & Co. KGaA	310	30,606
HOCHTIEF AG	232	19,521
Infineon Technologies AG	174	7,077
KION Group AG	190	20,308
Knorr-Bremse AG	221	27,480
LANXESS AG	811	60,783

LEG Immobilien SE	1,156	169,465
Merck KGaA	329	59,352
METRO AG	3,107	39,963
MTU Aero Engines AG	64	16,511
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	83	23,965
ProSiebenSat.1 Media SE*	2,814	63,719
Puma SE	127	14,568
Rational AG	14	12,581
Rheinmetall AG	632	65,604
RWE AG	1,566	59,068
SAP SE	85	11,798
Scout24 AG, 144A(b)	45	3,654
Siemens AG	136	22,055
Siemens Energy AG*	546	17,357
Siemens Healthineers AG, 144A	135	7,589
Symrise AG	121	16,052
Telefonica Deutschland Holding AG	11,488	31,420
Uniper SE	1,959	70,969
United Internet AG	1,110	46,333
Vonovia SE	1,626	101,668
Wacker Chemie AG	142	23,751
Zalando SE, 144A*	114	12,185

(Cost $1,933,187)		2,604,469

Hong Kong - 2.7%
AIA Group Ltd.	2,800	35,788
ASM Pacific Technology Ltd.	2,053	27,166
Bank of East Asia Ltd.	5,574	11,218
BOC Hong Kong Holdings Ltd.	8,164	29,505
Cafe de Coral Holdings Ltd.	5,864	12,648
Cathay Pacific Airways Ltd.*(b)	8,338	7,176
China Travel International Investment Hong Kong Ltd.*	69,162	11,317
Chow Tai Fook Jewellery Group Ltd.	12,910	24,784
CK Asset Holdings Ltd.(b)	20,038	132,704
CK Hutchison Holdings Ltd.	12,484	97,716
CK Infrastructure Holdings Ltd.	4,594	28,619
CLP Holdings Ltd.	4,692	47,668
Dah Sing Banking Group Ltd.	8,822	10,116
Dairy Farm International Holdings Ltd.	2,065	9,003
ESR Cayman Ltd., 144A*	871	2,755
First Pacific Co. Ltd.	66,847	23,255
Galaxy Entertainment Group Ltd.*	1,115	9,036
Hang Lung Group Ltd.	4,231	10,521
Hang Lung Properties Ltd.	8,445	21,305
Hang Seng Bank Ltd.	953	19,794
Henderson Land Development Co. Ltd.	6,496	31,052
Hong Kong & China Gas Co. Ltd.	8,177	14,223
Hong Kong Exchanges & Clearing Ltd.	1,322	82,747
Hongkong Land Holdings Ltd.	1,544	7,566
Hutchison Port Holdings Trust, Class U	285,100	68,424
Hutchison Telecommunications Hong Kong Holdings Ltd.	45,610	8,580
Hysan Development Co. Ltd.	3,266	12,645
Jardine Matheson Holdings Ltd.	300	19,458
Johnson Electric Holdings Ltd.	3,757	9,778
Kerry Logistics Network Ltd.	27,273	81,524
Kerry Properties Ltd.	23,896	76,972
Lee & Man Paper Manufacturing Ltd.	34,163	29,800
Man Wah Holdings Ltd.	2,983	7,095
MTR Corp. Ltd.(b)	2,044	11,377
New World Development Co. Ltd.	598	3,224
PCCW Ltd.	26,588	14,491
Power Assets Holdings Ltd.	9,316	56,955
Shangri-La Asia Ltd.*	13,448	12,545
Shun Tak Holdings Ltd.	21,687	6,930
Sino Land Co. Ltd.	16,086	25,244
SITC International Holdings Co. Ltd.	31,644	113,141
Sun Hung Kai Properties Ltd.	2,200	33,788
Swire Pacific Ltd., Class A	5,982	44,935
Swire Pacific Ltd., Class B	13,510	16,154
Swire Properties Ltd.	6,564	19,325
Techtronic Industries Co. Ltd.	6,571	121,323
Towngas China Co. Ltd.*	8,471	5,566
Vinda International Holdings Ltd.	3,600	11,434
Vitasoy International Holdings Ltd.(b)	7,178	28,069
VTech Holdings Ltd.	6,098	62,973
WH Group Ltd., 144A	30,540	26,088
Wharf Holdings Ltd.	9,162	31,637
Wharf Real Estate Investment Co. Ltd.	942	5,522
Xinyi Glass Holdings Ltd.	47,372	189,212
Yue Yuen Industrial Holdings Ltd.	24,178	61,681

(Cost $1,497,089)		1,923,572

Ireland - 0.9%
CRH PLC	2,074	108,729
DCC PLC	754	64,180
Experian PLC	1,335	51,295
Glanbia PLC	3,170	53,099
James Hardie Industries PLC CDI	4,929	164,020
Kerry Group PLC, Class A	234	31,643
Kingspan Group PLC	620	58,263
Smurfit Kappa Group PLC	2,705	144,193

(Cost $418,171)		675,422

Israel - 1.3%
Airport City Ltd.*	1,104	19,800
Alony Hetz Properties & Investments Ltd.	1,690	24,940
Amot Investments Ltd.	2,917	20,159
Azrieli Group Ltd.	276	21,045
Bank Hapoalim BM*	2,740	23,246
Bank Leumi Le-Israel BM*	6,662	52,090
Bezeq The Israeli Telecommunication Corp. Ltd.*	25,732	28,960

Big Shopping Centers Ltd.*	222	27,794
Elbit Systems Ltd.	136	17,688
Electra Ltd.	29	16,572
Enlight Renewable Energy Ltd.*	4,103	8,740
First International Bank of Israel Ltd.*	270	8,602
Harel Insurance Investments & Financial Services Ltd.	1,088	11,083
ICL Group Ltd.	12,606	91,387
Israel Discount Bank Ltd., Class A*	10,054	49,953
Maytronics Ltd.	1,175	22,813
Melisron Ltd.*	500	34,477
Mivne Real Estate KD Ltd.	9,983	30,153
Mizrahi Tefahot Bank Ltd.*	691	20,591
Nice Ltd.*	780	170,479
Nova Measuring Instruments Ltd.*	430	43,549
Paz Oil Co. Ltd.	420	53,643
Phoenix Holdings Ltd.	1,251	11,576
Sapiens International Corp NV	311	9,159
Shapir Engineering and Industry Ltd.	676	5,206
Shufersal Ltd.	4,804	40,698
Strauss Group Ltd.	602	17,383
Tower Semiconductor Ltd.*	974	27,030

(Cost $640,923)		908,816

Italy - 1.6%
A2A SpA(b)	71,155	148,723
Amplifon SpA	1,121	53,384
Assicurazioni Generali SpA(b)	1,178	24,218
Atlantia SpA*	1,010	19,875
Banca Mediolanum SpA	1,060	10,505
Buzzi Unicem SpA	1,047	30,070
Davide Campari-Milano NV	3,047	39,434
DiaSorin SpA	218	38,555
Enel SpA	3,598	35,439
Ferrari NV	85	17,974
FinecoBank Banca Fineco SpA*	1,993	33,469
Hera SpA	9,191	39,230
Infrastrutture Wireless Italiane SpA, 144A	495	5,541
Intesa Sanpaolo SpA	3,668	10,837
Italgas SpA	8,600	56,927
Leonardo SpA	1,866	16,221
Mediobanca Banca di Credito Finanziario SpA*	885	10,561
Moncler SpA	1,542	109,575
Pirelli & C SpA, 144A*	5,267	31,278
Poste Italiane SpA, 144A	1,233	17,435
Prysmian SpA	6,620	228,492
Recordati Industria Chimica e Farmaceutica SpA	631	35,095
Snam SpA	11,423	67,136
Telecom Italia SpA	61,097	32,764
Telecom Italia SpA-RSP	46,072	26,396
Terna SPA	6,587	50,319
UnipolSai Assicurazioni SpA(b)	2,353	7,077

(Cost $959,169)		1,196,530

Japan - 29.8%
ABC-Mart, Inc.	363	20,739
Acom Co. Ltd.	1,600	7,152
Activia Properties, Inc. REIT(b)	10	45,569
Advance Residence Investment Corp. REIT	12	38,612
Advantest Corp.	200	18,081
Aeon Co. Ltd.	2,949	79,039
Aeon Mall Co. Ltd.	2,600	42,282
AGC, Inc.	3,400	148,563
Aica Kogyo Co. Ltd.	914	32,543
Ain Holdings, Inc.	400	24,572
Air Water, Inc.	2,100	35,168
Aisin Corp.	2,793	122,550
Ajinomoto Co., Inc.	2,700	62,098
Alfresa Holdings Corp.	1,970	30,470
Alps Alpine Co. Ltd.	1,600	17,215
Amada Co. Ltd.	7,843	83,452
Amano Corp.	1,100	28,808
ANA Holdings, Inc.*	243	5,898
Anritsu Corp.(b)	900	17,203
Ariake Japan Co. Ltd.	212	12,364
As One Corp.	200	22,835
Asahi Group Holdings Ltd.	192	9,160
Asahi Intecc Co. Ltd.	216	5,347
Asahi Kasei Corp.	10,119	111,462
ASKUL Corp.	618	10,084
Astellas Pharma, Inc.	1,583	26,011
Azbil Corp.	4,113	164,866
Bandai Namco Holdings, Inc.	1,600	114,682
Bank of Kyoto Ltd.	200	9,854
Benesse Holdings, Inc.	700	16,087
Bic Camera, Inc.	3,200	31,650
Bridgestone Corp.	1,724	75,740
Brother Industries Ltd.	2,142	44,780
Calbee, Inc.	1,280	29,544
Canon Marketing Japan, Inc.	700	16,355
Canon, Inc.	2,022	47,318
Capcom Co. Ltd.	1,308	43,044
Casio Computer Co. Ltd.	1,398	24,345
Central Japan Railway Co.	156	23,194
Chubu Electric Power Co., Inc.	4,131	49,506
Chugai Pharmaceutical Co. Ltd.	300	11,512
Chugoku Electric Power Co., Inc.	3,183	30,959
COMSYS Holdings Corp.	4,634	130,893
Concordia Financial Group Ltd.	2,700	9,897
Cosmo Energy Holdings Co. Ltd.	600	12,511
Cosmos Pharmaceutical Corp.	390	54,296
Credit Saison Co. Ltd.	500	6,166

CyberAgent, Inc.	700	14,065
Dai Nippon Printing Co. Ltd.	5,007	107,971
Daicel Corp.	4,027	32,063
Daido Steel Co. Ltd.	755	37,338
Daifuku Co. Ltd.	226	19,006
Dai-ichi Life Holdings, Inc.	1,000	20,412
Daiichi Sankyo Co. Ltd.	900	20,814
Daiichikosho Co. Ltd.	1,416	55,335
Daikin Industries Ltd.	284	56,089
Daio Paper Corp.	2,700	41,637
Daito Trust Construction Co. Ltd.	2,185	230,095
Daiwa House Industry Co. Ltd.	3,702	108,493
Daiwa House REIT Investment Corp. REIT	10	27,972
Daiwa Office Investment Corp. REIT(b)	2	14,224
Daiwa Securities Group, Inc.	2,945	16,955
Denka Co. Ltd.	2,500	92,783
Denso Corp.	1,644	112,756
DIC Corp.	1,500	38,324
Disco Corp.	111	34,093
Dowa Holdings Co. Ltd.	1,600	66,328
East Japan Railway Co.	347	24,266
Ebara Corp.	4,400	217,195
Eisai Co. Ltd.	300	20,178
Elecom Co. Ltd.	600	11,452
Electric Power Development Co. Ltd.	1,876	26,581
ENEOS Holdings, Inc.	31,420	129,965
Ezaki Glico Co. Ltd.	400	15,284
Fancl Corp.	400	12,615
FANUC Corp.	196	47,121
Food & Life Cos. Ltd.	184	8,275
FP Corp.	400	15,412
Fuji Electric Co. Ltd.	1,588	74,468
Fuji Media Holdings, Inc.	800	9,053
Fuji Oil Holdings, Inc.	1,900	47,884
FUJIFILM Holdings Corp.	751	52,353
Fujitsu General Ltd.	1,300	31,979
Fujitsu Ltd.	842	136,889
Fukuoka Financial Group, Inc.	1,000	18,301
Fukuyama Transporting Co. Ltd.	500	18,557
Furukawa Electric Co. Ltd.	1,000	26,628
Fuyo General Lease Co. Ltd.	200	13,273
GLP J REIT	28	47,838
GMO Payment Gateway, Inc.	100	12,012
GS Yuasa Corp.	3,038	85,951
GungHo Online Entertainment, Inc.	500	9,342
Gunma Bank Ltd.	2,900	9,331
Hakuhodo DY Holdings, Inc.	8,069	133,727
Hamamatsu Photonics KK	1,050	63,924
Hankyu Hanshin Holdings, Inc.	867	27,105
Haseko Corp.	1,497	21,005
Hikari Tsushin, Inc.	100	19,910
Hino Motors Ltd.	5,359	49,869
Hirose Electric Co. Ltd.	440	62,705
Hisamitsu Pharmaceutical Co., Inc.	640	35,102
Hitachi Construction Machinery Co. Ltd.	400	13,273
Hitachi Ltd.	1,546	81,063
Hitachi Metals Ltd.*	1,900	36,838
Hitachi Transport System Ltd.	280	8,933
Hokuriku Electric Power Co.	2,663	15,214
Honda Motor Co. Ltd.	2,045	62,680
Horiba Ltd.	500	32,177
Hoshizaki Corp.	213	18,945
House Foods Group, Inc.	1,357	39,695
Hoya Corp.	500	65,588
Hulic Co. Ltd.(b)	4,948	55,679
Ibiden Co. Ltd.	300	13,931
Idemitsu Kosan Co. Ltd.	225	5,317
IHI Corp.*	300	7,300
Iida Group Holdings Co. Ltd.	1,900	50,646
Industrial & Infrastructure Fund Investment Corp. REIT	18	32,250
Inpex Corp.	1,599	11,006
Isetan Mitsukoshi Holdings Ltd.	900	6,458
Isuzu Motors Ltd.	7,300	96,292
Ito En Ltd.	400	22,158
ITOCHU Corp.	3,336	99,078
Itochu Techno-Solutions Corp.	800	25,230
Itoham Yonekyu Holdings, Inc.	4,100	26,573
Iwatani Corp.	3,400	200,777
Iyo Bank Ltd.	1,600	8,439
Izumi Co. Ltd.	1,800	67,380
J. Front Retailing Co. Ltd.	1,465	14,410
Japan Airlines Co. Ltd.*	679	15,511
Japan Exchange Group, Inc.	400	9,251
Japan Logistics Fund, Inc. REIT	33	93,213
Japan Metropolitan Fund Invest REIT	46	46,591
Japan Post Holdings Co. Ltd.*	1,100	9,158
Japan Post Insurance Co. Ltd.	700	13,438
Japan Prime Realty Investment Corp. REIT	9	35,418
Japan Real Estate Investment Corp. REIT	5	30,166
Japan Tobacco, Inc.(b)	3,564	70,453
JFE Holdings, Inc.	3,600	47,980
JGC Holdings Corp.	4,900	46,763
JSR Corp.	4,632	136,553
JTEKT Corp.	1,500	15,645
Justsystems Corp.	107	5,771
Kagome Co. Ltd.	865	22,970
Kajima Corp.	8,100	112,176
Kakaku.com, Inc.	786	23,962
Kaken Pharmaceutical Co. Ltd.	547	22,651
Kamigumi Co. Ltd.	3,832	75,943
Kandenko Co. Ltd.	5,092	42,172

Kaneka Corp.	2,822	115,181
Kansai Electric Power Co., Inc.	7,411	70,320
Kansai Paint Co. Ltd.	1,288	34,792
Kao Corp.	353	21,604
Kawasaki Heavy Industries Ltd.*	543	13,064
KDDI Corp.	1,329	45,156
Keihan Holdings Co. Ltd.	310	9,819
Keikyu Corp.	881	11,371
Keio Corp.	419	26,045
Keisei Electric Railway Co. Ltd.	600	18,511
Kenedix Office Investment Corp. REIT	4	29,691
Kewpie Corp.	1,159	26,540
Keyence Corp.	28	13,788
Kikkoman Corp.	1,273	82,737
Kinden Corp.	4,100	68,999
Kintetsu Group Holdings Co. Ltd.*	200	7,057
Kirin Holdings Co. Ltd.(b)	1,012	20,458
Kobayashi Pharmaceutical Co. Ltd.	126	11,195
Koei Tecmo Holdings Co. Ltd.	962	45,640
Koito Manufacturing Co. Ltd.	1,900	123,488
Kokuyo Co. Ltd.	1,300	20,143
Komatsu Ltd.	3,170	92,815
Konami Holdings Corp.	1,182	75,850
Kose Corp.	200	31,391
K’s Holdings Corp.	7,411	88,069
Kubota Corp.	2,800	63,681
Kuraray Co. Ltd.(b)	3,881	40,302
Kurita Water Industries Ltd.	2,328	107,042
Kyocera Corp.	772	47,437
Kyoritsu Maintenance Co. Ltd.	300	10,064
Kyowa Exeo Corp.	2,572	63,245
Kyowa Kirin Co. Ltd.	1,700	51,437
Kyudenko Corp.	1,599	49,478
Kyushu Electric Power Co., Inc.	8,464	68,473
Kyushu Railway Co.	824	18,808
LaSalle Logiport REIT	24	39,161
Lasertec Corp.	100	18,831
Lawson, Inc.	400	18,026
Lintec Corp.	1,513	33,442
Lion Corp.	1,406	24,638
Lixil Corp.	2,611	68,667
Mabuchi Motor Co. Ltd.	800	31,555
Maeda Corp.	700	6,111
Maeda Road Construction Co. Ltd.	300	5,899
Makita Corp.	2,618	126,359
Marubeni Corp.	11,291	99,838
Marui Group Co. Ltd.	379	7,224
Maruichi Steel Tube Ltd.	750	18,936
Matsumotokiyoshi Holdings Co. Ltd.	697	30,105
Mazda Motor Corp.*	3,700	31,624
Mebuki Financial Group, Inc.	4,400	9,331
Medipal Holdings Corp.	3,151	60,315
Megmilk Snow Brand Co. Ltd.	600	11,534
MEIJI Holdings Co. Ltd.	1,369	85,097
MINEBEA MITSUMI, Inc.	1,371	37,347
MISUMI Group, Inc.	2,340	75,294
Mitsubishi Chemical Holdings Corp.	18,602	148,891
Mitsubishi Corp.	1,836	50,081
Mitsubishi Electric Corp.	9,174	141,893
Mitsubishi Estate Co. Ltd.	3,200	51,878
Mitsubishi Gas Chemical Co., Inc.	8,567	199,932
Mitsubishi HC Capital, Inc.	2,550	14,219
Mitsubishi Heavy Industries Ltd.	4,013	121,606
Mitsubishi Logistics Corp.	1,300	39,216
Mitsubishi Materials Corp.	700	14,845
Mitsubishi Shokuhin Co. Ltd.	500	13,136
Mitsui & Co. Ltd.	6,525	143,986
Mitsui Chemicals, Inc.	3,900	130,838
Mitsui Fudosan Co. Ltd.	2,100	48,941
Mitsui Fudosan Logistics Park, Inc. REIT	3	15,412
Mitsui OSK Lines Ltd.	1,500	60,263
Miura Co. Ltd.	1,157	53,199
Mizuho Financial Group, Inc.	1,580	24,163
Mochida Pharmaceutical Co. Ltd.	261	8,517
MonotaRO Co. Ltd.	600	13,942
Mori Hills REIT Investment Corp. REIT	13	18,752
Morinaga & Co. Ltd.	500	15,449
Morinaga Milk Industry Co. Ltd.	700	36,217
MS&AD Insurance Group Holdings, Inc.	900	27,503
Murata Manufacturing Co. Ltd.	417	31,559
Nabtesco Corp.	1,300	59,655
Nagase & Co. Ltd.	3,665	53,838
Nagoya Railroad Co. Ltd.*	776	14,896
Nankai Electric Railway Co. Ltd.	1,018	21,803
NEC Corp.	1,700	79,409
NEC Networks & System Integration Corp.	1,800	28,811
NET One Systems Co. Ltd.	400	12,158
Nexon Co. Ltd.	600	14,173
NGK Insulators Ltd.	2,277	39,922
NGK Spark Plug Co. Ltd.	1,902	29,974
NH Foods Ltd.	2,400	95,982
NHK Spring Co. Ltd.	4,200	33,632
Nichirei Corp.	1,200	30,857
Nidec Corp.	72	8,247
Nifco, Inc.	2,761	94,267
Nihon Kohden Corp.	300	8,501
Nihon M&A Center, Inc.	1,800	43,110
Nihon Unisys Ltd.	1,300	37,671
Nikon Corp.	600	6,154
Nintendo Co. Ltd.	100	61,886
Nippo Corp.	1,861	48,262
Nippon Accommodations Fund, Inc. REIT	2	11,591

Nippon Building Fund, Inc. REIT	3	19,032
Nippon Electric Glass Co. Ltd.	2,600	62,317
Nippon Express Co. Ltd.	1,036	83,054
Nippon Kayaku Co. Ltd.	7,300	68,199
Nippon Paper Industries Co. Ltd.	1,230	14,527
Nippon Prologis REIT, Inc. REIT(b)	12	37,241
Nippon Sanso Holdings Corp.	1,659	32,757
Nippon Shinyaku Co. Ltd.	100	7,167
Nippon Shokubai Co. Ltd.	700	35,514
Nippon Steel Corp.	6,913	129,862
Nippon Telegraph & Telephone Corp.	691	18,517
Nippon Television Holdings, Inc.	700	8,363
Nippon Yusen KK	3,100	127,945
Nishi-Nippon Railroad Co. Ltd.	400	9,960
Nissan Chemical Corp.	2,583	133,878
Nissan Motor Co. Ltd.*	8,500	41,888
Nisshin Seifun Group, Inc.	2,378	35,737
Nissin Foods Holdings Co. Ltd.	484	35,085
Nitori Holdings Co. Ltd.	432	74,893
Nitto Denko Corp.	2,743	212,881
Noevir Holdings Co. Ltd.	200	9,233
NOF Corp.	2,307	119,573
NOK Corp.	2,600	31,967
Nomura Holdings, Inc.	3,000	16,482
Nomura Real Estate Holdings, Inc.	2,386	61,223
Nomura Real Estate Master Fund, Inc. REIT	26	41,212
Nomura Research Institute Ltd.	1,530	48,811
NS Solutions Corp.	900	26,285
NSK Ltd.	3,456	32,824
NTT Data Corp.	1,317	21,429
Obayashi Corp.	17,962	151,387
OBIC Business Consultants Co. Ltd.	200	10,951
Obic Co. Ltd.	200	37,515
Odakyu Electric Railway Co. Ltd.	909	23,491
Oji Holdings Corp.	16,388	97,224
OKUMA Corp.	400	20,696
Olympus Corp.	1,556	33,440
Omron Corp.	1,000	78,797
Ono Pharmaceutical Co. Ltd.	2,477	56,086
Open House Co. Ltd.	1,145	53,275
Oracle Corp.(b)	200	18,228
Oriental Land Co. Ltd.	100	14,909
ORIX Corp.	9,636	170,135
Orix JREIT, Inc. REIT	30	55,807
Osaka Gas Co. Ltd.	6,029	113,641
OSG Corp.	900	14,406
Otsuka Corp.	508	27,212
Otsuka Holdings Co. Ltd.(b)	1,534	63,326
PALTAC Corp.	382	20,183
Pan Pacific International Holdings Corp.	3,599	70,931
Panasonic Corp.	8,772	99,993
Penta-Ocean Construction Co. Ltd.	5,620	39,712
Persol Holdings Co. Ltd.	3,129	59,351
Pigeon Corp.	500	14,100
Pola Orbis Holdings, Inc.(b)	600	15,620
Rakuten Group, Inc.	3,915	44,914
Recruit Holdings Co. Ltd.	726	36,866
Relo Group, Inc.	200	4,068
Rengo Co. Ltd.	3,312	27,793
Resona Holdings, Inc.	6,600	28,187
Resorttrust, Inc.	600	9,483
Ricoh Co. Ltd.	2,800	33,223
Rinnai Corp.	1,017	99,102
Rohm Co. Ltd.	514	48,724
Rohto Pharmaceutical Co. Ltd.	411	10,144
Sankyo Co. Ltd.	809	19,730
Sankyu, Inc.	1,000	43,375
Santen Pharmaceutical Co. Ltd.	1,000	13,374
Sanwa Holdings Corp.	12,600	152,727
Sapporo Holdings Ltd.	600	11,776
SBI Holdings, Inc.	300	7,577
SCSK Corp.	700	40,633
Secom Co. Ltd.	1,135	88,916
Sega Sammy Holdings, Inc.	3,900	49,661
Seibu Holdings, Inc.*	1,200	13,887
Seiko Epson Corp.	1,751	30,972
Seino Holdings Co. Ltd.	7,000	98,542
Sekisui Chemical Co. Ltd.	11,601	197,777
Sekisui House Ltd.	7,436	154,844
Sekisui House Reit, Inc. REIT	35	28,987
Seven & i Holdings Co. Ltd.	2,300	99,573
Seven Bank Ltd.	4,900	10,168
SG Holdings Co. Ltd.	2,044	45,702
Shikoku Electric Power Co., Inc.	3,400	22,875
Shimadzu Corp.	2,396	83,995
Shimamura Co. Ltd.	600	57,151
Shimano, Inc.	566	128,313
Shimizu Corp.	11,646	95,493
Shin-Etsu Chemical Co. Ltd.	500	86,179
Shionogi & Co. Ltd.	1,500	76,196
Ship Healthcare Holdings, Inc.	1,038	24,547
Shizuoka Bank Ltd.	1,500	11,888
SHO-BOND Holdings Co. Ltd.	549	22,960
Shochiku Co. Ltd.*	18	2,096
SKY Perfect JSAT Holdings, Inc.	2,500	9,895
SMC Corp.	67	40,128
SMS Co. Ltd.	300	8,024
SoftBank Corp.	1,105	14,207
Sohgo Security Services Co. Ltd.	487	22,303
Sojitz Corp.	15,300	47,273
Sompo Holdings, Inc.	1,700	68,438
Sony Group Corp.	508	50,083

Sotetsu Holdings, Inc.	300	5,830
Square Enix Holdings Co. Ltd.	300	16,043
Stanley Electric Co. Ltd.	4,431	132,045
Subaru Corp.	2,964	57,725
Sugi Holdings Co. Ltd.	935	73,675
Sumitomo Bakelite Co. Ltd.	1,300	52,822
Sumitomo Chemical Co. Ltd.	11,300	61,977
Sumitomo Corp.	7,332	102,411
Sumitomo Electric Industries Ltd.	13,226	202,691
Sumitomo Forestry Co. Ltd.	1,383	28,015
Sumitomo Heavy Industries Ltd.	1,849	57,213
Sumitomo Metal Mining Co. Ltd.	2,569	115,258
Sumitomo Mitsui Financial Group, Inc.	900	32,505
Sumitomo Mitsui Trust Holdings, Inc.	400	13,789
Sumitomo Realty & Development Co. Ltd.	1,371	45,606
Sumitomo Rubber Industries Ltd.	4,700	60,836
Sundrug Co. Ltd.	1,388	46,565
Suntory Beverage & Food Ltd.	574	21,172
Suzuken Co. Ltd.	384	12,145
Suzuki Motor Corp.	1,842	79,863
Sysmex Corp.	327	33,359
T&D Holdings, Inc.	1,341	18,265
Taiheiyo Cement Corp.	2,500	57,612
Taisei Corp.	4,334	151,340
Taisho Pharmaceutical Holdings Co. Ltd.	300	17,057
Taiyo Yuden Co. Ltd.	200	9,635
Takara Holdings, Inc.	2,000	26,509
Takashimaya Co. Ltd.	1,800	20,469
Takeda Pharmaceutical Co. Ltd.	300	10,199
TBS Holdings, Inc.	1,472	24,718
TDK Corp.	410	52,246
TechnoPro Holdings, Inc.	429	30,824
Teijin Ltd.	5,220	84,316
Terumo Corp.	316	12,181
TIS, Inc.	3,800	97,783
Tobu Railway Co. Ltd.	600	15,286
Toda Corp.	11,200	79,550
Toho Co. Ltd.	1,359	56,338
Toho Gas Co. Ltd.	1,449	79,473
Tohoku Electric Power Co., Inc.	8,119	66,053
Tokai Rika Co. Ltd.	3,000	48,238
Tokio Marine Holdings, Inc.	600	28,405
Tokyo Century Corp.	200	11,774
Tokyo Electric Power Co. Holdings, Inc.*	13,904	43,087
Tokyo Electron Ltd.	111	49,374
Tokyo Gas Co. Ltd.	4,459	88,308
Tokyo Ohka Kogyo Co. Ltd.(b)	500	30,989
Tokyo Tatemono Co. Ltd.	2,300	34,228
Tokyu Corp.	1,200	16,081
Tokyu Fudosan Holdings Corp.	3,522	20,927
Toppan Printing Co. Ltd.	5,765	101,077
Toray Industries, Inc.	34,700	225,402
Toshiba TEC Corp.	491	19,008
Tosoh Corp.	11,941	208,813
TOTO Ltd.	2,180	117,574
Toyo Seikan Group Holdings Ltd.	3,000	41,135
Toyo Suisan Kaisha Ltd.	1,300	52,169
Toyo Tire Corp.	600	12,061
Toyoda Gosei Co. Ltd.	1,884	48,015
Toyota Boshoku Corp.	2,400	46,357
Toyota Industries Corp.	798	68,132
Toyota Motor Corp.	100	8,332
Toyota Tsusho Corp.	2,923	131,060
Trend Micro, Inc.	1,339	67,932
TS Tech Co. Ltd.	4,058	58,202
Tsuruha Holdings, Inc.	328	39,878
TV Asahi Holdings Corp.	1,500	25,710
Ube Industries Ltd.	3,193	67,249
Unicharm Corp.	1,177	46,512
United Urban Investment Corp. REIT(b)	31	44,490
Ushio, Inc.	601	8,675
USS Co. Ltd.	3,600	62,986
Welcia Holdings Co. Ltd.	542	16,573
West Japan Railway Co.	336	19,135
Yakult Honsha Co. Ltd.	300	16,207
Yamada Holdings Co. Ltd.	8,257	40,155
Yamaguchi Financial Group, Inc.	1,600	9,346
Yamaha Corp.	981	58,917
Yamaha Motor Co. Ltd.	2,600	75,936
Yamato Holdings Co. Ltd.	6,400	176,096
Yamato Kogyo Co. Ltd.	2,000	65,451
Yamazaki Baking Co. Ltd.	653	9,778
Yaoko Co. Ltd.	200	11,463
Yaskawa Electric Corp.	300	14,562
Yokogawa Electric Corp.	3,300	52,278
Yokohama Rubber Co. Ltd.	1,800	36,298
Z Holdings Corp.	782	3,679
Zenkoku Hosho Co. Ltd.	1,738	71,573
Zensho Holdings Co. Ltd.	1,000	24,946
Zeon Corp.	6,759	99,289

(Cost $19,547,159)		21,518,458

Jordan - 0.1%
Hikma Pharmaceuticals PLC
(Cost $34,912)	1,466	50,931

Luxembourg - 0.5%
Aroundtown SA	11,038	92,661
Eurofins Scientific SE*	1,068	115,262
L’Occitane International SA	11,464	38,478
RTL Group SA	1,713	101,955
Tenaris SA	699	7,974

(Cost $309,828)		356,330

Netherlands - 2.9%
Aalberts NV	2,156	121,811
Adyen NV, 144A*	7	16,179
Akzo Nobel NV	2,204	283,754
ASM International NV	138	43,396
ASML Holding NV	27	18,064
ASR Nederland NV	1,906	82,052
Euronext NV, 144A	1,374	147,413
EXOR NV	419	35,963
Heineken Holding NV	254	25,621
Heineken NV	61	7,281
IMCD NV	202	32,675
JDE Peet’s NV*	327	12,898
Koninklijke Ahold Delhaize NV	9,802	283,132
Koninklijke DSM NV	583	107,420
Koninklijke KPN NV	31,999	106,338
Koninklijke Philips NV	1,842	103,654
Koninklijke Vopak NV	308	14,566
NN Group NV	1,615	82,004
QIAGEN NV*	833	41,034
Randstad NV	2,524	196,700
Signify NV, 144A	2,270	140,880
Stellantis NV	2,656	52,796
Wolters Kluwer NV	1,451	139,158

(Cost $1,534,001)		2,094,789

New Zealand - 0.9%
Auckland International Airport Ltd.*	2,220	11,782
Contact Energy Ltd.	12,612	72,351
Fisher & Paykel Healthcare Corp. Ltd.	3,556	77,119
Fletcher Building Ltd.	7,646	41,413
Infratil Ltd.	19,272	107,049
Mercury NZ Ltd.	9,743	46,494
Meridian Energy Ltd.	8,818	33,574
Ryman Healthcare Ltd.	8,279	79,015
SKYCITY Entertainment Group Ltd.*	11,775	30,946
Spark New Zealand Ltd.	43,390	143,093
Xero Ltd.*	346	35,527

(Cost $497,954)		678,363

Norway - 1.0%
Aker BP ASA	343	10,060
Equinor ASA	127	2,743
Gjensidige Forsikring ASA	1,661	37,276
Leroy Seafood Group ASA	3,079	27,899
Mowi ASA	850	22,202
Norsk Hydro ASA	25,268	166,261
Orkla ASA(b)	5,870	61,231
Salmar ASA	508	37,505
Scatec ASA, 144A	358	9,631
Schibsted ASA, Class A	157	7,700
Schibsted ASA, Class B	104	4,355
Telenor ASA(b)	2,565	44,522
TOMRA Systems ASA	1,122	57,750
Yara International ASA	3,792	202,972

(Cost $528,452)		692,107

Poland - 0.5%
Allegro.eu SA, 144A*	972	15,300
Cyfrowy Polsat SA	2,370	19,733
Dino Polska SA, 144A*	366	28,436
InPost SA*	790	15,827
KGHM Polska Miedz SA*	1,651	91,042
LPP SA*	8	24,460
Polski Koncern Naftowy ORLEN SA	512	11,433
Polskie Gornictwo Naftowe i Gazownictwo SA	65,544	117,878
Powszechna Kasa Oszczednosci Bank Polski SA*	1,979	21,972
Powszechny Zaklad Ubezpieczen SA*	1,062	10,744

(Cost $268,791)		356,825

Portugal - 0.1%
EDP—Energias de Portugal SA	12,143	69,854
Galp Energia SGPS SA	560	6,970
Jeronimo Martins SGPS SA	389	7,529

(Cost $61,594)		84,353

Singapore - 2.1%
Ascendas Real Estate Investment Trust REIT	28,736	63,739
BOC Aviation Ltd., 144A	3,684	32,752
CapitaLand Integrated Commercial Trust REIT	14,774	23,375
ComfortDelGro Corp. Ltd.	42,944	55,267
DBS Group Holdings Ltd.	826	18,778
Frasers Logistics & Commercial Trust REIT	176,600	191,179
Genting Singapore Ltd.	55,900	35,759
Golden Agri-Resources Ltd.	167,600	29,182
Jardine Cycle & Carriage Ltd.	2,005	33,408
Keppel REIT	10,600	9,228
Keppel Corp. Ltd.	2,362	9,531
Keppel DC REIT	43,300	84,571
Mapletree Commercial Trust REIT	42,091	66,915
Mapletree Industrial Trust REIT	46,551	99,731
Mapletree Logistics Trust REIT	58,081	87,498
Mapletree North Asia Commercial Trust REIT	22,696	17,697
NetLink NBN Trust	25,600	18,702
Olam International Ltd.	13,708	18,575
Oversea-Chinese Banking Corp. Ltd.	5,193	48,590
SATS Ltd.*	11,165	33,133
Sembcorp Industries Ltd.	10,553	17,815
SIA Engineering Co. Ltd.	10,800	18,232
Singapore Airlines Ltd.*	6,927	26,115
Singapore Exchange Ltd.	11,280	88,211
Singapore Post Ltd.	29,500	16,191
Singapore Technologies Engineering Ltd.	28,528	83,579
Singapore Telecommunications Ltd.	19,866	36,244

StarHub Ltd.	15,300	14,131
United Overseas Bank Ltd.	2,700	53,287
UOL Group Ltd.	1,129	6,316
Venture Corp. Ltd.	6,662	95,924
Wilmar International Ltd.	17,900	64,638

(Cost $1,360,159)		1,498,293

South Korea - 6.3%
Amorepacific Corp.	122	31,514
AMOREPACIFIC Group	70	4,895
BGF retail Co. Ltd.	67	10,945
BNK Financial Group, Inc.	4,071	29,130
Cheil Worldwide, Inc.	3,573	83,291
CJ CheilJedang Corp.	101	44,407
CJ Corp.	272	28,031
CJ ENM Co. Ltd.	353	52,519
CJ Logistics Corp.*	162	24,787
Coway Co. Ltd.	795	59,533
DB Insurance Co. Ltd.	562	25,646
DGB Financial Group, Inc.	6,130	52,194
DL E&C Co. Ltd.*	325	39,343
DL Holdings Co. Ltd.	503	37,169
Dongsuh Cos., Inc.	672	18,115
Doosan Bobcat, Inc.*	617	28,488
E-MART, Inc.	350	50,088
Fila Holdings Corp.	676	33,160
GS Engineering & Construction Corp.	798	32,141
GS Holdings Corp.	791	32,820
GS Retail Co. Ltd.	363	12,824
Hana Financial Group, Inc.	2,947	123,471
Hankook Tire & Technology Co. Ltd.	3,086	135,822
Hanon Systems	699	10,664
Hanwha Aerospace Co. Ltd.	452	19,039
Hanwha Corp.	1,664	47,027
Hanwha Solutions Corp.*	363	14,702
Hyundai Department Store Co. Ltd.	429	35,948
Hyundai Engineering & Construction Co. Ltd.	1,292	66,748
Hyundai Glovis Co. Ltd.	420	71,446
Hyundai Heavy Industries Holdings Co. Ltd.	410	26,016
Hyundai Marine & Fire Insurance Co. Ltd.	837	18,382
Hyundai Mobis Co. Ltd.	560	141,128
Hyundai Motor Co.	107	22,632
Hyundai Steel Co.	707	33,980
Hyundai Wia Corp.	138	10,483
Industrial Bank of Korea	3,551	34,518
Kakao Corp.	165	18,267
Kangwon Land, Inc.*	2,256	58,377
KB Financial Group, Inc.	2,416	127,862
KEPCO Plant Service & Engineering Co. Ltd.	507	21,014
Kia Corp.	2,674	206,016
Korea Aerospace Industries Ltd.	717	22,038
Korea Electric Power Corp.	2,076	48,207
Korea Gas Corp.*	614	18,182
Korea Investment Holdings Co. Ltd.	1,102	103,153
Korea Zinc Co. Ltd.	236	95,904
Korean Air Lines Co. Ltd.*	1,502	43,192
KT&G Corp.	2,093	158,805
Kumho Petrochemical Co. Ltd.	253	52,715
LG Chem Ltd.	9	6,634
LG Corp.	906	82,360
LG Display Co. Ltd.*	4,139	89,407
LG Electronics, Inc.	1,591	217,661
LG Household & Health Care Ltd.	19	26,660
LG Innotek Co. Ltd.	147	27,057
LG Uplus Corp.	5,796	78,772
Lotte Chemical Corp.	140	35,156
LOTTE Fine Chemical Co. Ltd.	466	27,808
Lotte Shopping Co. Ltd.	90	9,842
LS Corp.	243	15,222
LX Holdings Corp.*	439	4,327
Mando Corp.*	339	20,260
Mirae Asset Securities Co. Ltd.	7,488	66,722
NAVER Corp.	101	32,953
NCSoft Corp.	46	35,937
NH Investment & Securities Co. Ltd.	3,105	36,750
NHN Corp.*	162	10,673
NongShim Co. Ltd.	60	16,282
Orion Corp.	134	14,413
Ottogi Corp.	28	13,760
POSCO	892	285,010
Posco International Corp.	2,697	50,248
S-1 Corp.	225	16,403
Samsung C&T Corp.	431	53,727
Samsung Card Co. Ltd.	550	16,831
Samsung Electro-Mechanics Co. Ltd.	510	78,264
Samsung Electronics Co. Ltd.	351	25,431
Samsung Engineering Co. Ltd.*	3,579	60,882
Samsung Fire & Marine Insurance Co. Ltd.	486	92,515
Samsung Life Insurance Co. Ltd.	554	41,785
Samsung SDI Co. Ltd.	18	9,964
Samsung SDS Co. Ltd.	102	16,663
Samsung Securities Co. Ltd.	2,143	91,522
Shinhan Financial Group Co. Ltd.	2,577	98,460
Shinsegae, Inc.	70	20,256
SK Holdings Co. Ltd.	202	48,180
SK Hynix, Inc.	236	26,976
SK Innovation Co. Ltd.*	96	22,897
SK Telecom Co. Ltd.	292	83,312
S-Oil Corp.*	259	21,819
Woori Financial Group, Inc.	3,018	30,287
Yuhan Corp.	281	16,616

(Cost $3,470,165)		4,593,482

Spain - 0.7%
Acciona SA	201	33,938
ACS Actividades de Construccion y Servicios SA	694	21,637
Bankinter SA	1,512	8,670
EDP Renovaveis SA	884	20,849
Enagas SA	1,859	43,697
Endesa SA	2,141	58,375
Ferrovial SA*	4	117
Ferrovial SA	588	17,276
Grifols SA(b)	475	13,259
Iberdrola SA	3,138	42,184
Industria de Diseno Textil SA	303	11,740
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros*	1,512	3,150
Mapfre SA(b)	3,107	7,079
Naturgy Energy Group SA	751	19,677
Red Electrica Corp. SA	4,776	95,883
Repsol SA	959	12,809
Siemens Gamesa Renewable Energy SA	233	7,655
Telefonica SA	14,226	69,921
Zardoya Otis SA	2,791	19,417

(Cost $474,566)		507,333

Sweden - 7.8%
Alfa Laval AB(b)	3,293	124,259
Assa Abloy AB, Class B	2,025	62,248
Atlas Copco AB, Class A	998	60,514
Atlas Copco AB, Class B	780	40,241
Boliden AB	11,290	452,706
Castellum AB	4,902	126,744
Electrolux AB, Series B(b)	15,426	437,357
Elekta AB, Class B	3,764	55,378
Epiroc AB, Class A	5,557	125,787
Epiroc AB, Class B*	3,294	1,192
Epiroc AB, Class B	3,294	65,684
Essity AB, Class B	1,879	64,898
Fastighets AB Balder, Class B*	744	47,302
Getinge AB, Class B	3,887	137,345
H & M Hennes & Mauritz AB, Class B*	368	9,402
Hexagon AB, Class B	11,872	170,158
Holmen AB, Class B	1,370	63,063
Husqvarna AB, Class A	716	10,448
Husqvarna AB, Class B	20,878	306,037
ICA Gruppen AB(b)	796	38,522
Industrivarden AB, Class A	2,901	117,968
Industrivarden AB, Class C	1,794	70,464
Indutrade AB	5,469	143,845
Investment AB Latour, Class B	2,219	75,918
Investor AB, Class A	2,704	62,120
Investor AB, Class B	6,208	143,442
Kinnevik AB, Class B*	16,876	644,537
L E Lundbergforetagen AB, Class B	192	12,073
Lifco AB, Class B	3,185	70,635
Lundin Energy AB	1,343	46,175
Nibe Industrier AB, Class B	17,672	192,273
Saab AB, Class B	1,378	39,867
Sagax AB, Class B	3,780	108,492
Sagax AB, Class D	5,676	23,478
Sandvik AB	3,794	100,018
Securitas AB, Class B(b)	11,780	188,586
Skanska AB, Class B	8,470	238,200
SKF AB, Class B	7,870	212,500
Svenska Cellulosa AB SCA, Class B	3,345	55,547
Svenska Handelsbanken AB, Class A	1,629	18,266
Sweco AB, Class B	4,499	79,159
Swedbank AB, Class A	284	5,106
Swedish Match AB	17,480	162,106
Swedish Orphan Biovitrum AB*	616	10,396
Tele2 AB, Class B	4,707	63,349
Telefonaktiebolaget LM Ericsson, Class B	7,158	94,920
Telia Co. AB	2,946	12,864
Trelleborg AB, Class B	7,707	198,340
Volvo AB, Class A	520	13,984
Volvo AB, Class B	1,306	34,193

(Cost $3,870,588)		5,638,106

Switzerland - 4.9%
ABB Ltd.	4,082	139,206
Adecco Group AG	1,151	79,272
Alcon, Inc.	419	29,146
Baloise Holding AG	270	44,522
Banque Cantonale Vaudoise	70	6,499
Barry Callebaut AG	14	32,036
BKW AG	386	42,491
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	47,673
Cie Financiere Richemont SA, Class A	565	68,886
Clariant AG	7,095	153,481
Coca-Cola HBC AG*	1,651	60,292
Credit Suisse Group AG	1,065	11,605
DKSH Holding AG	1,159	94,398
EMS-Chemie Holding AG	71	66,551
Flughafen Zurich AG*	218	38,759
Geberit AG	250	180,853
Georg Fischer AG	98	141,004
Givaudan SA	14	62,470
Helvetia Holding AG	204	22,774
Holcim Ltd.*	1,953	116,092
Kuehne + Nagel International AG	472	159,336
Logitech International SA	2,158	267,306
Lonza Group AG	78	50,216
Nestle SA	106	13,047
OC Oerlikon Corp. AG	4,422	50,644
Partners Group Holding AG	168	255,358

PSP Swiss Property AG	274	35,707
Schindler Holding AG	108	31,223
Schindler Holding AG Participation Certificates	154	45,497
SGS SA	15	46,750
SIG Combibloc Group AG*	3,625	96,414
Sika AG	409	131,566
Sonova Holding AG*	570	202,686
STMicroelectronics NV	211	7,910
Straumann Holding AG	75	117,376
Sulzer AG	100	12,743
Swatch Group AG - Bearer	133	48,181
Swatch Group AG - Registered	423	29,326
Swiss Life Holding AG	80	41,488
Swiss Prime Site AG	664	67,777
Swiss Re AG	173	16,620
Swisscom AG	69	38,821
Tecan Group AG	306	152,090
Temenos AG	152	23,400
UBS Group AG	978	15,860
VAT Group AG, 144A	345	105,876
Vifor Pharma AG	113	16,491
Zurich Insurance Group AG	52	21,717

(Cost $2,507,012)		3,539,436

United Kingdom - 7.9%
3i Group PLC	1,896	33,501
Admiral Group PLC	4,021	167,989
Amcor PLC CDI	14,987	178,303
Anglo American PLC	692	30,838
Ashmore Group PLC	9,386	52,862
Ashtead Group PLC	1,164	85,180
Associated British Foods PLC*	611	20,159
AstraZeneca PLC	116	13,267
Auto Trader Group PLC, 144A*	12,584	100,460
AVEVA Group PLC	299	14,872
Aviva PLC	9,222	53,905
B&M European Value Retail SA	14,506	118,773
BAE Systems PLC	9,664	72,341
Berkeley Group Holdings PLC	1,392	92,585
British American Tobacco PLC	876	33,783
BT Group PLC*	14,551	36,166
Bunzl PLC	6,059	196,804
Burberry Group PLC*	817	24,807
Centrica PLC*	10,897	8,467
CNH Industrial NV	3,234	55,851
ConvaTec Group PLC, 144A	5,422	18,313
Croda International PLC	86	8,543
Derwent London PLC REIT	703	34,536
Diageo PLC	526	25,452
Direct Line Insurance Group PLC	34,360	145,210
DS Smith PLC	16,180	96,231
Evraz PLC	1,411	12,789
Ferguson PLC	1,958	266,751
GlaxoSmithKline PLC	1,068	20,407
Halma PLC	1,728	63,963
Hargreaves Lansdown PLC	1,792	42,209
HomeServe PLC	2,263	30,062
Howden Joinery Group PLC	6,067	68,735
IMI PLC	8,831	208,384
Imperial Brands PLC	7,702	175,174
Informa PLC*	5,562	43,011
InterContinental Hotels Group PLC*	178	12,451
Intertek Group PLC	1,305	100,693
ITV PLC*	60,626	110,655
J Sainsbury PLC	10,451	39,458
Johnson Matthey PLC	6,077	263,127
Kingfisher PLC*	20,366	104,308
Legal & General Group PLC	9,171	37,063
Mondi PLC	5,505	149,191
National Grid PLC	3,119	41,641
Next PLC*	967	112,139
Pearson PLC	6,471	75,262
Pennon Group PLC	1,679	25,227
Persimmon PLC	1,857	83,415
Phoenix Group Holdings PLC	1,364	14,263
Prudential PLC	473	10,092
Reckitt Benckiser Group PLC	295	26,704
RELX PLC	1,591	41,591
Renishaw PLC	309	24,312
Rentokil Initial PLC	7,839	52,796
Rightmove PLC	12,614	108,123
Rio Tinto PLC	1,162	100,164
RSA Insurance Group LTD.	6,484	63,063
Sage Group PLC	8,899	83,059
Schroders PLC	548	27,708
Segro PLC REIT	24,693	366,280
Severn Trent PLC	1,354	47,213
Smith & Nephew PLC	2,262	49,534
Smiths Group PLC	3,195	70,374
Spirax-Sarco Engineering PLC	470	84,849
SSE PLC	4,009	87,875
St James’s Place PLC	1,136	22,567
Standard Life Aberdeen PLC	7,191	28,111
Tate & Lyle PLC	18,134	197,456
Tesco PLC	17,369	55,121
Travis Perkins PLC*	724	16,899
Unilever PLC	126	7,570
United Utilities Group PLC	3,614	50,531
Vodafone Group PLC	29,509	53,818
Whitbread PLC*	252	11,399
Wickes Group PLC*	812	2,955
Wm Morrison Supermarkets PLC	22,043	55,414

WPP PLC	12,044	166,754

(Cost $4,398,689)		5,731,908

United States - 0.1%
Samsonite International SA, 144A*	7,673	14,513
Waste Connections, Inc.	500	59,978

(Cost $61,790)		74,491

TOTAL COMMON STOCKS (Cost $56,380,272)		70,846,253

PREFERRED STOCKS - 0.8%
Germany - 0.7%
FUCHS PETROLUB SE	556	28,130
Henkel AG & Co. KGaA	463	53,110
Porsche Automobil Holding SE	3,217	363,827
Sartorius AG	55	27,235
Volkswagen AG	39	10,891

(Cost $392,329)		483,193

South Korea - 0.1%
Hanwha Corp.	1,241	17,480
Hyundai Motor Co. - 2nd Preferred	55	5,544
LG Electronics, Inc.	365	23,588
Mirae Asset Securities Co. Ltd.	4,081	17,796

(Cost $46,566)		64,408

TOTAL PREFERRED STOCKS (Cost $438,895)		547,601

RIGHTS - 0.4%
Australia - 0.0%
carsales.com Ltd.* , expires 6/7/21 (Cost $0)	782	1,386

Singapore - 0.0%
Mapletree Industrial Trust* , expires 6/18/21	2,327	335
Singapore Airlines Ltd.* , expires 6/25/21(c)	14,477	0

(Cost $0)		335

Sweden - 0.4%
Kinnevik AB* , Class B, expires 6/18/21 (Cost $335,907)	16,876	321,556

TOTAL RIGHTS (Cost $335,907)		323,277

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	542

SECURITIES LENDING COLLATERAL - 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
(Cost $1,443,201)	1,443,201	1,443,201

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.03% (d) (Cost $37,412)	37,412	37,412

TOTAL INVESTMENTS - 101.3% (Cost $58,635,687)		73,198,286
Other assets and liabilities, net - (1.3%)		(927,366)

NET ASSETS - 100.0%		$72,270,920

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2021 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2021	Value ($) at 5/31/2021
COMMON STOCKS — 0.0%
Germany — 0.0%
DWS Group GmbH & Co. KGaA, 144A*(f)
7,951	—	(7,485)	1,203	(1,669)	—	—	—	—
SECURITIES LENDING COLLATERAL — 2.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
1,188,901	254,300(g)	—	—	—	89	—	1,443,201	1,443,201
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.03%(d)
15,272	8,696,347	(8,674,207)	—	—	32	—	37,412	37,412

1,212,124	8,950,647	(8,681,692)	1,203	(1,669)	121	—	1,480,613	1,480,613

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2021 amounted to $1,714,834, which is 2.4% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $374,454.

(f)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2021.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At May 31, 2021 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$16,385,796	22.8%
Materials	10,496,523	14.7
Consumer Discretionary	9,738,137	13.6
Financials	7,845,720	10.9
Consumer Staples	5,700,550	8.0
Real Estate	5,006,844	7.0
Information Technology	4,560,507	6.4
Communication Services	4,031,670	5.6
Health Care	3,568,343	4.9
Utilities	3,254,797	4.5
Energy	1,128,786	1.6

Total	$71,717,673	100.0%

At May 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (h)
MSCI EAFE Futures	USD	4	$441,407	$467,400	6/18/2021	$25,993

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$70,846,253	$—	$—	$70,846,253
Preferred Stocks(i)	547,601	—	—	547,601
Rights(i)	321,556	1,721	0	323,277
Warrants	542	—	—	542
Short-Term Investments(i)	1,480,613	—	—	1,480,613
Derivatives(j)
Futures Contracts	25,993	—	—	25,993

TOTAL	$73,222,558	$1,721	$0	$73,224,279

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.